Income Taxes (Details) - HKD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Corporate income tax, percentage		8.25%
Income tax profit (in Dollars)		$ 2.0
Subsequent Profits		16.50%
Domestic and foreign income tax rate		25.00%
Income tax rate VIE and VIE subsidiary	25.00%
Percentage of tax rate		25.00%	25.00%	25.00%
Income tax rate					21.00%
Singapore [Member]
Income Taxes (Details) [Line Items]
Percentage of tax rate		17.00%	17.00%	17.00%
Mainland, PRC [Member]
Income Taxes (Details) [Line Items]
Domestic and foreign income tax rate		25.00%